Business Combinations (Tables)	12 Months Ended
Mar. 31, 2021
SugarLeaf
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Price of Acquisition, Fair Value of Identifiable Assets Acquired and Liabilities Assumed as of Acquisition Date

The following table summarizes the purchase price of the acquisition, the fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date:

Adjusted Final Consideration
Assets acquired
Trade and other receivables	$151,178
Inventories	1,130,965
Property and equipment	1,936,574
Right-of-use asset	499,797
Customer relationships	9,173,116
Farmer relationships	12,208,918
25,100,548

Liabilities assumed
Trade and other payables	$125,956
Lease liability	522,843
648,799

Net assets acquired	24,451,749

Goodwill	115,817,746

Gross purchase consideration	$140,269,495

Less: Settlement of pre-existing relationship	(1,566,362)

Purchase price	$138,703,133

Consist of:
Cash	$15,770,400
Common shares	7,966,970
Contingent consideration - Classified as a liability	94,375,855
Contingent consideration - Classified as contributed surplus	20,589,908
Purchase price	$138,703,133

Summary of Change in Fair Value of Contingent Consideration Liability

Change in fair value of contingent consideration liability:

Balance at April 1, 2020 and 2019	$—	$—
Additions through a business combination	—	94,375,855
Change in fair value	—	(97,208,166)
Effect of movements in exchange rates	—	2,832,311
Balance at March 31, 2021 and 2020	$—	$—

Sprout Foods, Inc Acquisition
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Price of Acquisition, Fair Value of Identifiable Assets Acquired and Liabilities Assumed as of Acquisition Date

The following table summarizes the purchase price of the acquisition, the fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date:

Fair value recognized on acquisition
Assets acquired
Cash and cash equivalents	$3,633,699
Trade receivables	2,618,278
Inventories	9,780,303
Prepaid expenses and other current assets	226,226
Property and equipment	178,488
Right-of-use asset	1,132,815
Tradenames	28,386,625
Other assets	7,044,969
53,001,403

Liabilities assumed
Trade and other payables	$6,554,426
Lease liability	1,132,815
Promissory note	14,528,860
22,216,101

Total identifiable net assets at fair value	30,785,302

Non-controlling interest measured at fair value (49.9%)	(29,825,623)
Goodwill arising on acquisition	28,990,097

Purchase price	$29,949,776

Consist of:
Cash	$7,615,800
Common shares issued, at fair value	22,333,976
Total consideration	$29,949,776
Note: As part of the acquisition of Sprout, net deferred tax assets of $19,358,652 were acquired for which a full valuation allowance was recognized.

Summary of Financial Information Which Has Material Non-controlling Interest

Financial information of Sprout, which has a material non-controlling interest, is provided below:

Name	Country of incorporation	2021
Sprout Foods	United States of America	49.9%

2021
Accumulated balances of material non-controlling interest:	$28,080,004
Loss allocated to material non-controlling interest:	(1,446,874)
Comprehensive loss allocated to material non-controlling interest:	$(1,745,619)

Summary of Financial Information of Subsidiary

The summarised financial information of the subsidiary is provided below. This information is based on amounts before inter-company eliminations.

Summarised statement of loss:

February 10, 2021 to March 31, 2021
Revenue from contracts with customers	$3,177,585
Cost of sales	(4,232,698)
Selling, general and administrative expenses	(1,657,174)
Finance costs	(185,410)
Loss before tax	(2,897,697)
Income tax	(1,849)
Net loss for the year from continuing operations	(2,899,546)
Total comprehensive loss	(598,689)
Loss attributable to non-controlling interest	(1,446,874)
Comprehensive loss attributable to non-controlling interest	$(1,745,619)

Summarised statement of financial position:

As at March 31, 2021
Current assets	$14,243,058
Non-current assets	64,839,010
Current liabilities	7,695,092
Non-current liabilities	15,114,423
Total equity	56,272,553
Attributable to:
Equity holders to parent	$28,192,549
Non-controlling interest	$28,080,004

Summarised cash flow information:

February 10, 2021 to March 31, 2021
Cash flow from operating activities	$(2,942,160)
Cash flow from investment activities	—
Cash flow from financing activities (dividends to NCI: nil)	(34,758)
Foreign exchange gain (loss) on cash and cash equivalents held in foreign currencies	(10,497)
Net increase (decrease) in cash and cash equivalents	$(2,987,415)

Risk-adjusted Discount Rate to Reflect 1% Movement
Disclosure Of Business Combinations [Line Items]
Summary of Movement Following Effects on the Contingent Consideration at the Acquisition Date

Varying the above risk-adjusted discount rate to reflect a 1% movement would have the following effects on the contingent consideration at the acquisition date, assuming that all other variables remained constant:

	Increase	Decrease
Effect of change in assumption on:
Contingent consideration - Classified as a liability	$(1,076,784)	$1,105,768
Contingent consideration - Classified as contributed surplus	(55,764)	56,704
	$(1,132,548)	$1,162,472

Hemp Derived CBD Refined Oil Pricing to Reflect 10% Movement
Disclosure Of Business Combinations [Line Items]
Summary of Movement Following Effects on the Contingent Consideration at the Acquisition Date

Varying the above hemp derived CBD refined oil pricing to reflect a 10% movement would have the following effects on the contingent consideration at the acquisition date, assuming that all other variables remained constant:

	Increase	Decrease
Effect of change in assumption on:
Contingent consideration - Classified as a liability	$5,765,653	$(18,166,584)
Contingent consideration - Classified as contributed surplus	—	—
	$5,765,653	$(18,166,584)